Accumulated Other Comprehensive (Loss) Income - Changes in Accumulated Other Comprehensive (Loss) Income Balances, Net of Related Tax Effects (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance	$ (550)	$ (454)	$ (256)
Period change	440	(96)	(198)
Ending Balance	(110)	(550)	(454)
Foreign Currency Translation [Member]
Beginning Balance	167	133	161
Period change	(25)	34	(28)
Ending Balance	142	167	133
Unrealized Gains (Losses) on Hedging Instruments [Member]
Beginning Balance	3		10
Period change	(2)	3	(10)
Ending Balance	1	3
Unrecognized (Losses) Gains and Prior Service Cost, Net [Member]
Beginning Balance	(720)	(587)	(427)
Period change	467	(133)	(160)
Ending Balance	$ (253)	$ (720)	$ (587)